SUBORDINATED TERM LOAN (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	May 23, 2019	Feb. 09, 2016
Subordinated Loan Agreement [Member]
Offsetting Assets [Line Items]
Subordinated Term Loan		$ 15,000
Maturity date	Dec. 31, 2020
Interest rate description	Prior to May 23, 2019, interest accrued at 2.475% per annum and was payable quarterly. In accordance with the amendments below, the interest rate changed as follows:
Subordinated Loan Agreement A [Member]
Offsetting Assets [Line Items]
Interest rate description	Amendment Number 3, on May 23, 2019, the interest rate changed to 9.0% per annum to be accrued
Subordinated Loan Agreement B [Member]
Offsetting Assets [Line Items]
Interest rate description	Amendment Number 4, on March 30, 2020, the interest rate changed to 9.0% per annum through December 31, 2020 and from and after January 1, 2021, at a rate of 12.0% per annum to be accrued; and
Subordinated Loan Agreement C [Member]
Offsetting Assets [Line Items]
Interest rate description	Amendment Number 5, on December 30, 2020, the interest rate from January 1, 2021 and thereafter changed to 9.0% per annum to be accrued, subject to reversion to 12.0% if a condition subsequent is not satisfied. The subsequent condition was satisfied